Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	$ 14,999,967	$ 13,473,380
Gross Amounts Offset in the Statements of Financial Condition	(3,910,586)	(5,174,129)
Net Amounts Presented in the Statement of Financial Condition	11,089,381	8,299,251
Future Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	12,491,366	10,656,264
Gross Amounts Offset in the Statements of Financial Condition	(2,280,167)	(4,814,486)
Net Amounts Presented in the Statement of Financial Condition	10,211,199	5,841,778
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	2,508,601	2,817,116
Gross Amounts Offset in the Statements of Financial Condition	(1,630,419)	(359,643)
Net Amounts Presented in the Statement of Financial Condition	$ 878,182	$ 2,457,473